CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 20,317	$ 18,312	$ 16,121
Cost of sales	9,665	8,797	7,056
Gross Profit	10,652	9,515	9,065
Research and development expenses, net	1,356	1,095	951
Selling and marketing expenses	3,879	3,478	2,968
General and administrative expenses	1,238	932	865
Impairments loss contingencies restructuring and others net	1,974	901	410
Operating income	2,205	3,109	3,871
Financial expenses - net	386	153	225
Income before income taxes	1,819	2,956	3,646
Provision for income taxes	(137)	127	283
Share in losses of associated companies - net	46	61	24
Net income	1,910	2,768	3,339
Net income (loss) attributable to non-controlling interests	(53)	9	8
Net income attributable to Teva	$ 1,963	$ 2,759	$ 3,331
Earnings per share attributable to Teva:
Basic	$ 2.25	$ 3.10	$ 3.72
Diluted	$ 2.25	$ 3.09	$ 3.67
Weighted average number of shares (in millions):
Basic	872	890	896
Diluted	873	893	921